RELATED PARTY TRANSACTIONS (Details)					1 Months Ended										3 Months Ended								5 Months Ended	9 Months Ended			12 Months Ended
		Sep. 25, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	May 01, 2016 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($) m²	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)		Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2017 USD ($) $ / shares		Sep. 30, 2017 USD ($)	May 31, 2018 USD ($) m²	Sep. 30, 2018 USD ($) shares		Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares	Oct. 08, 2018	Aug. 22, 2018 USD ($)	Jan. 31, 2017 USD ($)
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount			$ 105,000		$ 70,000		$ 21,794					$ 105,000		$ 100,000																	$ 140,800
Debt Instrument, Interest Rate, Stated Percentage			8.00%		8.00%		0.00%					8.00%																		8.00%	8.00%
Stock Issued During Period, Shares, Other (in Shares) | shares																											50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.50									$ 0.50		$ 1.60
Interest Expense, Debt												$ 2,048
Proceeds from Related Party Debt																								$ 0		$ 130,050	$ 130,050		$ 600,000
Debt Instrument, Term					60 days		60 months
Notes Payable, Related Parties, Current															$ 742,400			$ 558,400		$ 558,400				$ 742,400			$ 558,400		$ 0
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares																								4,123,643			608,166		0
Due to Related Parties															63,500			81,058		81,058				$ 63,500			$ 81,058		$ 4,000
Stock Issued During Period, Value, Issued for Services																											$ 565,569		286,575
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares																											16,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment													$ 15,000	$ 15,000
Cost of Goods and Services Sold															49,338							$ 700		115,451		129,338	$ 168,400		169,135
Business Combination, Consideration Transferred, Other													86,806	86,806
Stock Issued During Period, Value, Other																											366,400
Business Combination, Consideration Transferred													$ 128,000
Shares Issued for Advisory Services [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																																$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																																8.00%
Interest Payable, Current		$ 16,504
Stock Issued During Period, Shares, Other (in Shares) | shares		100,000
Stock Issued During Period Value, Debt Issuance Costs		$ 182,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 0.50
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount									$ 42,000	$ 72,000					184,000		$ 72,000	558,400		558,400				184,000			$ 558,400
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%						8.00%	8.00%		8.00%					8.00%
Stock Issued During Period, Shares, Other (in Shares) | shares																											100,000
Interest Expense, Debt		$ 2,564
Proceeds from Related Party Debt			$ 130,050									$ 130,050																	$ 600,000
Number of Notes					3				2	3
Debt Instrument, Term									60 days	60 days
Notes Payable, Related Parties, Current																		558,400		558,400							$ 558,400
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares						85,000
Stock Issued During Period, Value, Restricted Stock Award, Gross						$ 17,000
Due to Related Parties																		556,166		556,166							556,166					$ 316,504	[1]
Related Party Transaction, Amounts of Transaction																											2,234
Stock Issued During Period, Value, Other																											182,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																													1,200,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																													$ 0.50
Chief Executive Officer [Member] | Housing and Automobile [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Description of Transaction								In May 2018, the board of directors approved to discontinue payment of the storage and corporate housing allowance of $1,000 per month, retroactively to January 1, 2018. As a result, expenses accrued during the three months ended March 31, 2018 was reversed during the three months ended June 30, 2018. The automobile allowance remains unchanged at $1,000 per month
Due to Related Parties															2,000	[2]		10,000	[2]	10,000	[2]			2,000	[2]		10,000	[2]	$ 4,000
Related Party Transaction, Amounts of Transaction															3,000							$ 6,000		9,000		$ 18,000	24,000		16,000
Chief Executive Officer [Member] | Building [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employment Agreement, Reimbursement																											1,000
Employment Agreement, Reimbursement				$ 1,000																							1,000
Chief Executive Officer [Member] | Vehicles [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employment Agreement, Reimbursement																											1,000
Due to Related Parties	[3]																	29,064		29,064							29,064		0
Employment Agreement, Reimbursement				$ 1,000																							1,000
Chief Executive Officer [Member] | Property Funded by Related Party for the Benefit of the Company [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Description of Transaction								The board of directors also granted the Company the right to purchase the farm from the Company's CEO at his cost plus 6.09% interest when the Company has sufficient cash flows to do so. At the time of the filing, the Company has not exercised such right.The board of directors also approved for the Company to enter into a lease to lease this property from the Company's CEO, effective June 1, 2018. The term of the lease is for one year with an automatic renewal term of one year. The lease requires the Company to pay all expenses related to the acquisition and operation of the property, including but not limited to the Company's CEO's personal incremental borrowing costs, repairs and maintenance, real estate taxes, licenses and permits, etc. For the three and nine months ended September 30, 2018, the Company incurred $9,147 and $14,158, respectively, in operating expenses for this property
Related Party Transaction, Amounts of Transaction								$ 185,000							9,147									14,158
Area of Land (in Square Meters) | m²								14															14
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Proceeds from Related Party Debt																								74,348			$ 74,348
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares																											15,520
Due to Related Parties	[4]														$ 0			$ 29,064		$ 29,064				0			$ 29,064
Stock Issued During Period, Value, Issued for Services														$ 82,500													$ 99,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares														50,000													60,000
Stockholders' Equity, Other Shares (in Shares) | shares														16,000
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares														56,100
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares														80,000
Share Price (in Dollars per share) | $ / shares														$ 1.60				$ 0.61		$ 0.61							$ 0.61
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned														$ 128,000
Stock Issued During Period, Value, Other																											$ 9,529
Business Combination, Consideration Transferred																											50,723
Noninterest Expense Directors Fees																													$ 4,000
Number of Directors																													4
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																													$ 0.50
Director [Member] | Improving Retail Space in Tennessee [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties																		$ 29,064		$ 29,064							29,064
Director [Member] | Improving Retail Space in Tennessee, Paid After December 2017 In Shares [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction																	$ 6,000
Stock Issued During Period, Value, Issued for Services											$ 17,648																$ 17,648
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares											36,018																36,018
Former Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																																$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																																8.00%
Interest Payable, Current		$ 16,504
Stock Issued During Period, Shares, Other (in Shares) | shares		100,000
Stock Issued During Period Value, Debt Issuance Costs		$ 182,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 0.50
Three Directors [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																											20,000
Each of Four Directors [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Noninterest Expense Directors Fees																													$ 1,000
License [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Cost of Goods and Services Sold																											$ 264
Non-Cash Offering Costs [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares																											34,000
Non-Cash Offering Costs [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares														34,000
Consolidated Principal and Interest of January and June 2017 Notes [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount		$ 558,400
Interest Expense, Debt																				11,872				33,412
Promissory Note #1 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount					$ 25,000				$ 10,000	$ 12,000							12,000
Promissory Note #2 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount					25,000				$ 32,000	40,000							40,000
Promissory Note #3 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount					20,000					20,000							$ 20,000
March 2018 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Debt										$ 2,950
April 2018 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Debt																								$ 1,486
Consolidated Principal and Interest of March and April 2018 Notes [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount								$ 114,000															$ 114,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%															8.00%
Debt Instrument, Term																							120 days
August 2018 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Debt					$ 757
Secured Debt [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Debt																		$ 11,872
Debt Instrument, Interest Rate Terms																		8%
Accounts Payable and Accrued Liabilities [Member] | Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties																		$ 41,994		$ 41,994							$ 41,994

[1]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[2]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000.
[3]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company's consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company's common stock to the director.
[4]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as leasehold improvements in the Company's consolidated balance sheets. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid in February 2018 through issuance of 36,018 shares of the Company's common stock to the director and $6,000 was paid to the director. The remaining amount was paid during the three months ended September 30, 2018.